INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform, the acquisition of customer relationships and trademarks.

	Cost	Accumulated depreciation	Impairment	Carrying amount as of December 31 2024	Cost	Adjustment	Accumulated depreciation	Impairment	Carrying amount as of December 31 2023
GeniusU software platform	$4,486,619	$(3,095,867)	$(1,084,613)	$306,139	$3,993,719	$—	$(2,510,139)	$(1,084,613)	$398,967
Trade names, trademarks and domain names	7,632,945	(11,514)	(194,531)	7,426,900	6,932,945	700,000	—	-	7,632,945
Film Library	4,600,000	(1,217,646)	(939,964)	2,442,390	-	4,600,000	(676,470)	-	3,923,530
Customer list	4,200,000	(1,890,000)	(641,954)	1,668,046	-	4,200,000	(1,050,000)	-	3,150,000
Customer Relationship	340,000	(262,691)	(7,688)	69,621	8,964,000	(8,624,000)	(194,691)	-	145,309
	$21,259,564	$(6,477,718)	$(2,868,750)	$11,913,096	$19,890,664	$876,000	$(4,431,300)	$(1,084,613)	$15,250,751

SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS

A reconciliation of intangible assets for the years ended December 31, 2024 and 2023 are as follows:

	Balance as of December 31, 2023	Software Development Additions	Amortization Expense	Impairment	Balance as of December 31, 2024
GeniusU software platform	$2,909,106	$492,900	$-	$-	$3,402,006
Trade names, trademarks and domain names	7,632,945	-	(11,514)	(194,531)	7,426,900
Film Library	3,923,530	-	(541,176)	(939,964)	2,442,390
Customer List	3,150,000	-	(840,000)	(641,954)	1,668,046
Customer Relationship	145,309	-	(68,000)	(7,688)	69,621
Accumulated amortization	(2,510,139)	-	(585,728)	-	(3,095,867)
Net carrying value	$15,250,751	$492,900	$(2,046,418)	$(1,784,137)	$11,913,096

	Balance as of December 31, 2022	Software Development Additions	Adjustments	Amortization Expense	Balance as of December 31, 2023
GeniusU software platform	$2,470,878	$438,228	-	$—	$2,909,106
Trade names, trademarks and domain names	6,932,945	—	700,000	—	7,632,945
Film Library			4,600,000	(676,470)	3,923,530
Customer List	—	—	4,200,000	(1,050,000)	3,150,000
Customer Relationship	8,642,168	—	(8,624,000)	127,141	145,309
Accumulated amortization	(1,938,698)	—	-	(571,441)	(2,510,139)
Net carrying value	$16,107,293	$438,228	876,000	$(2,170,770)	$15,250,751